Ordinary dividends - Summary of Ordinary Dividends (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1000	£ 0.6000	£ 0.6000
Amounts recognised as distributions to equity holders	£ 122.0	£ 750.5	£ 747.4
Previous period final amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share		£ 0.3730	£ 0.3730
Amounts recognised as distributions to equity holders		£ 466.4	£ 464.6
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.1000	£ 0.2270	£ 0.2270
Amounts recognised as distributions to equity holders	£ 122.0	£ 284.1	£ 282.8